Loss Per Share	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Loss Per Share
Note 13 - Earnings Per Share
Basic earnings per share of Class A and Class C common stock is computed by dividing net income attributable to ZoomInfo Technologies, Inc. by the weighted-average number of shares of Class A and Class C common stock outstanding during the period. Diluted earnings per share of Class A and Class C common stock is computed by dividing net income attributable to ZoomInfo Technologies, Inc., adjusted for the assumed exchange of all potentially dilutive instruments for Class A common stock, by the weighted-average number of shares of Class A and Class C common stock outstanding, adjusted to give effect to potentially dilutive elements.
Prior to the IPO, the ZoomInfo OpCo membership structure included Series A Preferred Units, Preferred units, Common units, and Profits Interests in the form of Class P Units. The Company analyzed the calculation of earnings per unit for periods prior to the IPO and determined that it resulted in values that would not be meaningful to the users of these unaudited consolidated financial statements. Therefore, earnings per share information has not been presented for the three and nine months ended September 30, 2019.
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings (loss) per share of Class A and Class C common stock for the three and nine months ended September 30, 2020. The basic and diluted earnings per share period for the three and nine months ended September 30, 2020, represents only the period from June 4, 2020 to September 30, 2020, which represents the period wherein we had outstanding Class A and Class C common stock.

	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
	(Unaudited)
Numerator:
Net income (loss)	$11.1	$(72.7)
Less: Net income (loss) attributable to ZoomInfo OpCo before Reorganization Transactions	—	(5.1)
Less: Excess of consideration paid over carrying amount to holders of Series A Preferred Units attributable to common shares	—	11.0
Less: Net income (loss) attributable to noncontrolling interests	6.2	(38.1)
Net income (loss) attributable to ZoomInfo Technologies Inc.	$4.9	$(40.5)
The following table sets forth the computation of basic and diluted net income per share of Class A and Class C common stock (in millions, except share amounts, and per share amounts, unaudited):

	Three Months Ended September 30, 2020		Nine Months Ended September 30, 2020
	Class A	Class C	Class A	Class C

	(Unaudited)
Basic net income (loss) per share attributable to common stockholders
Numerator:
Allocation of net income (loss) attributable to ZoomInfo Technologies Inc.	$1.9	$3.0	$(15.5)	$(25.0)
Denominator:
Weighted average number of shares of Class A and Class C common stock outstanding	61,153,504	94,631,630	59,075,363	95,420,020
Basic net income (loss) per share attributable to common stockholders	$0.03	$0.03	$(0.26)	$(0.26)
Diluted net income (loss) per share attributable to common stockholders
Numerator:
Undistributed earnings for basic computation	$1.9	$3.0	$(15.5)	$(25.0)
Increase in earnings attributable to common shareholders upon conversion of potentially dilutive instruments	0.6	1.0	—	—
Reallocation of earnings as a result of conversion of potentially dilutive instruments	2.4	(2.4)	—	—
Reallocation of undistributed earnings as a result of conversion of Class C to Class A shares	1.6	—	(25.0)	—
Allocation of undistributed earnings	$6.5	$1.6	$(40.5)	$(25.0)

Denominator:
Number of shares used in basic computation	61,153,504	94,631,630	59,075,363	95,420,020
Add: weighted-average effect of dilutive securities exchangeable for Class A common stock:
OpCo Units	213,965,530	—	—	—
Class P Units	12,334,249	—	—	—
HSKB I Class 1 Units	13,572,783	—	—	—
HSKB II Class 1 Units	—	—	—	—
HSKB II Phantom Units	—	—	—	—
HoldCo Units	1,212,228	—	—	—
Restricted Stock Units	202,703	—	—	—
LTIP Units	22,817	—	—	—
Exercise of Class A Common Stock Options	225,212	—	—	—
Conversion of Class C to Class A common shares outstanding	94,631,630	—	95,420,020	—
Weighted average shares of Class A and Class C common stock outstanding used to calculate diluted net income (loss) per share	397,320,656	94,631,630	154,495,383	95,420,020
Diluted net income (loss) per share attributable to common stockholders	$0.02	$0.02	$(0.26)	$(0.26)
Shares of the Company’s Class B common stock do not participate in the earnings or losses of ZoomInfo Technologies, Inc. and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B common stock under the two-class method has not been presented.
The following weighted-average potentially dilutive securities were evaluated under the treasury stock method for potentially dilutive effects and have been excluded from diluted net loss per share in the periods presented due to their anti-dilutive effect:

	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
OpCo Units	—	216,801,480
Class P Units	—	12,441,594
HSKB I Class 1 Units	—	13,371,074
HSKB II Class 1 Units	1,957,685	1,891,249
HSKB II Phantom Units	364,281	369,741
HoldCo Units	—	1,231,368
Restricted Stock Units	—	246,749
LTIP Units	—	24,706
Exercise of Class A Common Stock Options	—	256,256
Total anti-dilutive securities	2,321,966	246,634,217